Long-Term Debt - Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Balance at January 1, 2014	$ 1,380,298
New Loans	158,533
Repaid	120,495
Balance at December 31, 2014	1,418,336
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	220,000
Balance at January 1, 2014	121,090
New Loans	0
Repaid	13,135
Balance at December 31, 2014	107,955
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	275,000
Balance at January 1, 2014	113,270
New Loans	0
Repaid	11,823
Balance at December 31, 2014	101,447
Credit facility
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	179,384
Balance at January 1, 2014	101,800
New Loans	0
Repaid	10,555
Balance at December 31, 2014	91,245
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	220,000
Balance at January 1, 2014	65,598
New Loans	0
Repaid	6,600
Balance at December 31, 2014	58,998
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	371,010
Balance at January 1, 2014	231,010
New Loans	0
Repaid	20,000
Balance at December 31, 2014	211,010
10-year term loan
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	71,250
Balance at January 1, 2014	28,907
New Loans	0
Repaid	3,125
Balance at December 31, 2014	25,782
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	70,000
Balance at January 1, 2014	31,250
New Loans	0
Repaid	4,375
Balance at December 31, 2014	26,875
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	120,000
Balance at January 1, 2014	87,500
New Loans	0
Repaid	5,000
Balance at December 31, 2014	82,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	88,350
Balance at January 1, 2014	60,750
New Loans	0
Repaid	5,520
Balance at December 31, 2014	55,230
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	82,000
Balance at January 1, 2014	56,700
New Loans	0
Repaid	4,600
Balance at December 31, 2014	52,100
10-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	38,600
Balance at January 1, 2014	26,812
New Loans	0
Repaid	2,234
Balance at December 31, 2014	24,578
8-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	40,000
Balance at January 1, 2014	27,500
New Loans	0
Repaid	820
Balance at December 31, 2014	26,680
12 year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	40,000
Balance at January 1, 2014	31,250
New Loans	0
Repaid	2,500
Balance at December 31, 2014	28,750
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	39,000
Balance at January 1, 2014	29,900
New Loans	0
Repaid	2,600
Balance at December 31, 2014	27,300
7-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	70,000
Balance at January 1, 2014	56,080
New Loans	0
Repaid	4,640
Balance at December 31, 2014	51,440
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	43,924
Balance at January 1, 2014	34,271
New Loans	0
Repaid	3,218
Balance at December 31, 2014	31,053
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	42,100
Balance at January 1, 2014	34,300
New Loans	0
Repaid	2,600
Balance at December 31, 2014	31,700
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	48,000
Balance at January 1, 2014	40,000
New Loans	0
Repaid	3,200
Balance at December 31, 2014	36,800
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	48,650
Balance at January 1, 2014	42,163
New Loans	0
Repaid	3,243
Balance at December 31, 2014	38,920
8-year term loan
Debt Instrument [Line Items]
Origination Date	2012
Original Amount	73,600
Balance at January 1, 2014	71,300
New Loans	0
Repaid	4,600
Balance at December 31, 2014	66,700
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	73,600
Balance at January 1, 2014	71,147
New Loans	0
Repaid	4,907
Balance at December 31, 2014	66,240
7-year term loan
Debt Instrument [Line Items]
Origination Date	2013
Original Amount	18,000
Balance at January 1, 2014	17,700
New Loans	0
Repaid	1,200
Balance at December 31, 2014	16,500
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	42,000
Balance at January 1, 2014	0
New Loans	42,000
Repaid	0
Balance at December 31, 2014	42,000
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	193,239
Balance at January 1, 2014	0
New Loans	25,610
Repaid	0
Balance at December 31, 2014	25,610
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	39,000
Balance at January 1, 2014	0
New Loans	39,000
Repaid	0
Balance at December 31, 2014	39,000
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	38,800
Balance at January 1, 2014	0
New Loans	5,172
Repaid	0
Balance at December 31, 2014	5,172
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	78,744
Balance at January 1, 2014	0
New Loans	10,344
Repaid	0
Balance at December 31, 2014	10,344
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	39,954
Balance at January 1, 2014	0
New Loans	5,172
Repaid	0
Balance at December 31, 2014	5,172
19-month term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	52,195
Balance at January 1, 2014	0
New Loans	31,235
Repaid	0
Balance at December 31, 2014	$ 31,235